Payments, by Project - 12 months ended Jul. 31, 2023 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 432,787	$ 2,671,100	$ 3,103,887
Allemand Ross [Member]
Total		103,940	103,940
Anderson [Member]
Total		85,466	85,466
Antelope [Member]
Total		141,845	141,845
Barge [Member]
Total		78,299	78,299
Black Hills [Member]
Total		7,085	7,085
Bull Springs [Member]
Total		49,588	49,588
Burke Hollow [Member]
Total		81,761	81,761
Central Shirley Basin [Member]
Total		20,994	20,994
Charlie [Member]
Total		3,865	3,865
Christensen Ranch [Member]
Total	255,098	262,069	517,167
Clarkson Hills [Member]
Total		4,428	4,428
Crooks Creek [Member]
Total		54,609	54,609
Crook's Mountain [Member]
Total		15,861	15,861
Crossroads [Member]
Total		64,089	64,089
Cyclone Rim [Member]
Total		47,382	47,382
East Shirley Basin [Member]
Total		36,135	36,135
Gas Hills [Member]
Total		41,202	41,202
Goliad [Member]
Total		81,761	81,761
Head Office [Member]
Total	170,959		170,959
Hobson [Member]
Total		85,849	85,849
Horse Creek [Member]
Total		5,978	5,978
Irigaray Plant [Member]
Total	$ 6,730	133,021	139,751
Irigaray Project [Member]
Total		859	859
JAB [Member]
Total		28,924	28,924
Key West [Member]
Total		193,200	193,200
Ludeman [Member]
Total		175,332	175,332
Moore Ranch [Member]
Total		58,158	58,158
Mule Creek [Member]
Total		2,878	2,878
Niles Mile [Member]
Total		19,988	19,988
Niles Ranch [Member]
Total		17,512	17,512
Palangana [Member]
Total		85,849	85,849
Pine Ridge [Member]
Total		36,775	36,775
Pine Tree [Member]
Total		16,485	16,485
Pumpkin Creek [Member]
Total		11,071	11,071
Red Rim [Member]
Total		7,528	7,528
Reno Creek [Member]
Total		236,440	236,440
Reno South [Member]
Total		322	322
Riou Lake [Member]
Total		70,593	70,593
Ross Flats [Member]
Total		33,131	33,131
Sand Creek [Member]
Total		12,439	12,439
South Pine Ridge [Member]
Total		22,242	22,242
South Sweetwater [Member]
Total		5,314	5,314
Stewart Creek [Member]
Total		22,725	22,725
Taylor Ranch [Member]
Total		22,524	22,524
Twin Buttes [Member]
Total		73,127	73,127
West Beaver Rim [Member]
Total		16,525	16,525
West Crook's Creek [Member]
Total		17,149	17,149
West Jab [Member]
Total		22,987	22,987
West Sweetwater [Member]
Total		11,956	11,956
Workman Creek [Member]
Total		$ 43,840	$ 43,840